INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income (Loss) From Continuing Operations Before Income Taxes by Geographic Location

Income (loss) from continuing operations before income taxes by geographic location is as follows:

(in US$ thousands )	2013	2014	2015
Taiwan operations	$(33,077)	$(13,158)	$(13,177)
Non-Taiwan operations	(1,605)	8,095	10,475

	$(34,682)	$(5,063)	$(2,702)

Components of Income Tax Expense Benefit from Continuing Operations by Taxing Jurisdiction

The components of income tax expense (benefit) from continuing operations by taxing jurisdiction are as follows:

( in US$ thousands )	2013	2014	2015
Taiwan:
Current	$(131)	$(74)	$(198)
Deferred	379	—	—

	$248	$(74)	$(198)

Non-Taiwan:
Current	$(187)	$1	$—
Deferred	—	—	(216)

	$(187)	$1	$(216)

Total current income tax benefit	$(318)	$(73)	$(198)

Total deferred income tax expense (benefit)	$379	$—	$(216)

Total income tax expense (benefit)	$61	$(73)	$(414)

Reconciliation of Effective Tax Rate Related to Continuing Operations to Statutory Taiwan Federal Tax Rate

A reconciliation of our effective tax rate related to continuing operations to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2013	2014	2015
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	(3.71%)	42.23%	183.28%
Tax-exempt income in foreign jurisdictions	3.12%	0.00%	2.71%
Non-deductible items - impairment charges on goodwill	(11.73%)	0.00%	0.00%
Non-deductible items - bad debts	0.00%	(5.16%)	(57.91%)
Other non-deductible expenses	0.00%	0.00%	(17.47%)
Changes in unrecognized tax benefits	(4.12%)	(3.15%)	6.84%
Adjustment for prior year payable	0.54%	1.81%	0.00%
Change in valuation allowance	(8.83%)	(52.97%)	(130.14%)
Other	0.70%	(5.16%)	4.17%

Effective rate	(0.18%)	1.45%	15.33%

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2013, 2014 and 2015 are as follows:

(in US$ thousands)	2013	2014	2015
Balance at beginning of year	$18,333	$4,754	$7,147
Subsequent utilization of valuation allowance	(7)	—	—
Additions to valuation allowance	3,063	2,682	4,185
Divestitures	(16,616)	—	—
Exchange differences	(19)	(289)	(307)

Balance at end of year	$4,754	$7,147	$11,025

Net Operating Loss Carryforwards Available to Offset Future Income

As of December 31, 2015, we had net operating loss carryforwards available to offset future income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	12,092	indefinite
Taiwan	27,167	2020~2025

	39,259

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2013, 2014 and 2015 are as follows:

(in US$ thousands)	2013	2014	2015
Balance at beginning of year	$4,202	$8,798	$8,287
Current year increase (decrease)	4,173	—	—
Increase (decrease) related to prior year tax positions	375	—	(185)
Settlement	—	—	(6,830)
Exchange differences	48	(511)	(69)

Balance at end of year	$8,798	$8,287	$1,203

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2014	2015
Net operating loss carryforwards	$5,895	$8,475
Prepaid licensing and royalty fees	369	1,035
Investments	—	814
Intangible assets and goodwill	509	282
Share-based compensation	242	271
Property, plant and equipment	6	91
Other	126	57

	7,147	11,025
Less: valuation allowance	(7,147)	(11,025)

Deferred tax assets - net	$—	$—

Deferred Tax Liability
Significant Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2014	2015
Investment in affiliated companies, principally due to undistributed income	$1,928	$1,712